Label	Element	Value
Emerging Markets Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	EMERGING MARKETS FUND
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED OCTOBER 13, 2021
TO THE PROSPECTUS DATED MAY 1, 2021
OF VANECK FUNDS

EMERGING MARKETS FUND
Class A: GBFAX / Class C: EMRCX / Class I: EMRIX / Class Y: EMRYX / Class Z: EMRZX

IMPORTANT NOTICE REGARDING CHANGES IN PRINCIPAL INVESTMENT STRATEGY

This Supplement updates certain information contained in the above-dated Prospectus for VanEck Funds (the “Trust”) regarding Emerging Markets Fund (the “Fund”). You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1.800.826.1115 or visiting the VanEck website at www.vaneck.com.

Strategy [Heading]	rr_StrategyHeading	Effective immediately, the Summary Information - Principal Investment Strategies section of the Fund's Prospectus is hereby deleted in its entirety and replaced with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal conditions, the Fund invests at least 80% of its net assets in securities of companies that are organized in, maintain at least 50% of their assets in, or derive at least 50% of their revenues from, emerging market countries. The Adviser has broad discretion to identify countries that it considers to qualify as emerging markets. The Adviser selects emerging market countries that the Fund will invest in based on the Adviser’s evaluation of economic fundamentals, legal structure, political developments and other specific factors the Adviser believes to be relevant.
Utilizing qualitative and quantitative measures, the Adviser seeks to invest in reasonably-priced companies that have strong structural growth potential. The Adviser seeks attractive investment opportunities in all areas of emerging markets, and utilizes a flexible investment approach across all market capitalizations. The Adviser seeks to (i) integrate financially-material environmental, social and governance (“ESG”) factors into the Fund’s investment process and (ii) reduce material exposure to issuers that the Adviser deems controversial in the ESG universe.
The Fund’s holdings may include issues denominated in currencies of emerging market countries, investment companies (like country funds) that invest in emerging market countries, and American Depositary Receipts, and similar types of investments, representing emerging market securities.
The Fund may invest up to 20% of its net assets in securities issued by other investment companies, including exchange-traded funds (“ETFs”). The Fund may also invest in money market funds, but these investments are not subject to this limitation. The Fund may invest in ETFs to participate in, or gain exposure to, certain market sectors, or when direct investments in certain countries are not permitted or available. The Fund may also invest in restricted securities, including Rule 144A securities.

Risk [Heading]	rr_RiskHeading	In addition, effective immediately, the Summary Information - Principal Risks, and Investment Objectives, Strategies, Policies, Risks and Other Information - Additional Information About the Principal Investment Strategies and Risks sections of the Fund's Prospectus are supplemented to include the following:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	ESG Investing Risk. The Adviser’s consideration of ESG risks and opportunities in the Fund’s investment process could result in the Fund performing differently compared to funds that do not take into account ESG considerations. The Adviser’s consideration of ESG risks and opportunities may result in the Fund investing in securities or industry sectors that underperform other securities or underperform the market as a whole. The Fund is also subject to the risk that the companies identified by the Adviser do not operate as expected when addressing ESG issues. Regulatory changes or interpretations regarding the definitions and/or use of ESG criteria could have a material adverse effect on the Fund’s ability to invest in accordance with its ESG considerations.
Supplement Closing [Text Block]	ck0000768847_SupplementClosingTextBlock	Please retain this supplement for future reference.
Emerging Markets Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GBFAX
Emerging Markets Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EMRCX
Emerging Markets Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EMRIX
Emerging Markets Fund | Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EMRYX
Emerging Markets Fund | Class Z
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EMRZX